Correction of errors (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Total comprehensive income for the year		R$ 97,623	R$ (4,662)	[1],[2]	R$ 149,787
As previously reported
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Total comprehensive income for the year	[1],[2]		25,544
Adjustments
Schedule Of Error Correction And Prior Period Adjustment Restatement [Table]
Total comprehensive income for the year	[1],[2]		R$ (30,206)

[1]	failure to recognize deferred tax liabilities related to the amortization of tax-deductible goodwill;
[2]	the amortization of the identifiable intangible assets arising from business combination was erroneously determined to be nondeductible in the income tax calculation; and